Equity Compensation Plans (2010 Equity Compensation Plan) (Narrative) (Details) (USD $)	0 Months Ended	12 Months Ended			27 Months Ended	0 Months Ended
	Dec. 11, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2013	May 07, 2013	Aug. 28, 2012	Jun. 03, 2013	Dec. 31, 2010
Ordinary shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share price		$ 0.0100	$ 0.0282	$ 0.0106
2010 Equity Compensation Plan [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted stock options		0	323,900,000	28,500,000
Options, exercise price		$ 0	$ 0.0105	$ 0.0116
Percentage of shares of options attributable to vest					60.00%
Total incremental compensation cost	$ 370,000
Incremental compensation cost, recorded in current period			180,000
Incremental compensation cost, amortized over remaining vesting period of options			190,000
Share price		$ 0		$ 0.0116
Weighted average grant-date fair value of options granted in period		$ 0	$ 0.0071	$ 0.0076
Number of options vested in period		51,602,500	50,140,375
2010 Equity Compensation Plan [Member] | Stock Options [Member] | Ordinary shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of ordinary shares authorized for issuance of options									698,381,300
Number of ordinary shares available for future grant		440,962,300
2010 Equity Compensation Plan [Member] | Stock Options [Member] | Employees [Member] | Ordinary shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted stock options						50,600,000	28,500,000
Options, exercise price							$ 0.0116
Contractual term							6 years
2010 Equity Compensation Plan [Member] | Stock Options [Member] | Employees and senior management [Member] | Ordinary shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted stock options						254,100,000
Options, exercise price						0.0103
Contractual term						6 years
2010 Equity Compensation Plan [Member] | Stock Options [Member] | Senior management [Member] | Prior to 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rights		Vest in 16 instalments. The first 2 of 16 instalments - options earned in the first two quarters after the grant date - shall vest and become exercisable at the first anniversary of the grant date. There are no performance conditions attached to the first 2 instalments. For each quarter during the four-year period after the grant date (the "Performance Period Start Date"), one 1/16th instalment of the total options have the opportunity to be earned for each quarter contingent on the achievement of positive quarterly operating income for the quarter, provided the aggregate number of options earned in the Performance Period shall not exceed 14 of the 16 instalments comprising the total options granted. On each of the first, fourth, eighth and twelfth quarter earnings release dates from the first quarter of the Performance Period, all of the earned options during the four quarters preceding such earnings release date shall vest and become exercisable, in each case, provided that the employment with the Company remains on such vesting date.
2010 Equity Compensation Plan [Member] | Stock Options [Member] | Senior management [Member] | 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period		4 years
Vesting rights		With 25% of the options to vest on each of the first, second, third and fourth anniversaries of the grant date as stipulated in the stock option agreements.
2010 Equity Compensation Plan [Member] | Stock Options [Member] | Senior management [Member] | Ordinary shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted stock options						140,000,000		69,800,000
Options, exercise price								$ 0.0113
Contractual term								6 years
2010 Equity Compensation Plan [Member] | Stock Options [Member] | Senior management and employees of Shanda [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense		15,475	52,888	350,761
2010 Equity Compensation Plan [Member] | Stock Options [Member] | Senior management and employees of Shanda [Member] | Ordinary shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted stock options						63,500,000
2010 Equity Compensation Plan [Member] | Stock Options [Member] | Directors and employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period		4 years
Vesting rights		With 25% of the options to vest on each of the first, second, third and fourth anniversaries of the grant date as stipulated in the stock option agreements
2010 Equity Compensation Plan [Member] | Stock Options [Member] | Employees, senior management and directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense		600,995	1,023,871	463,753
Unrecognized compensation cost		350,000
Weighted average period, unrecognized compensation cost to be recognized		1 year 6 months 18 days
2010 Equity Compensation Plan [Member] | Stock Options [Member] | Employees of Shanda [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost		$ 600,000
Weighted average period, unrecognized compensation cost to be recognized		2 years 4 months 10 days